UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2008
Date of reporting period: February 29, 2008

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust Sextant Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Abbott Laboratories	4,000	$214,200	1.55%	Medical - Drugs
Adobe Systems	7,600	$255,740	1.86%	Computer - Software
Advanced Micro Devices	10,000	$72,100	0.52%	Elec Components - Semicondtrs
Agilent Technologies	8,000	$244,880	1.78%	Elec Components - Misc
Alcoa	6,000	$222,840	1.62%	Metal Ores - Non Ferrous
Amazon.com	5,000	$322,350	2.34%	Retail - Internet
Amgen	3,700	$168,424	1.22%	Medical - Biomed/Genetics
Apple	8,000	$1,000,160	7.26%	Computer - Mini/Micro
Barr Pharmaceuticals	4,500	$212,175	1.54%	Medical - Generic Drugs
Bed Bath & Beyond	5,000	$141,700	1.03%	Retail - Misc/Diversified
Best Buy	4,000	$172,040	1.25%	Retail - Consumer Elect
Chubb	5,000	$254,500	1.85%	Insurance - Propt/Casul/Title
Devon Energy	3,000	$308,160	2.24%	Oil & Gas - U S Explo & Prod
Duke Energy	10,000	$175,400	1.27%	Utility - Electric Power
FPL Group	7,000	$422,030	3.06%	Utility - Electric Power
Freeport-McMoRan Copper & Gold,	3,300	$332,838	2.42%	Metal Ores - Misc
Frontier Financial	15,000	$224,700	1.63%	Banks - West
Harman International Industries	1,900	$78,280	0.57%	Audio/Video Home Products
Hewlett-Packard	7,000	$334,390	2.43%	Computer - Mini/Micro
Honeywell International	3,500	$201,390	1.46%	Diversified Operations
IDACORP	6,000	$178,800	1.30%	Utility - Electric Power
Intuit	9,000	$239,040	1.73%	Computer - Software
KB Home	5,000	$119,650	0.87%	Building - Resident/Commercl
Ligand Pharmaceuticals	10,000	$33,900	0.25%	Medical - Biomed/Genetics
Eli Lilly	3,500	$175,070	1.27%	Medical - Drugs
Lincoln Electric Holdings	4,000	$268,560	1.95%	Machinery - Tools & Rel Prods
Lowe's Companies	6,500	$155,805	1.13%	Buildg Prods - Retail/Whlsle
Norfolk Southern	4,500	$238,005	1.73%	Transportation - Rail
Nucor	4,000	$258,280	1.87%	Steel - Producers
Oracle	15,000	$282,000	2.05%	Computer - Software
Oshkosh Truck	3,000	$120,210	0.87%	Auto/Truck - Manufacturing
PepsiCo	4,500	$313,020	2.27%	Beverages - Soft Drink
Performance Food Group	3,000	$97,500	0.71%	Food Items - Wholesale
Pharmaceutical Product Development	15,000	$676,050	4.91%	Medical - Drugs
Regal-Beloit	4,000	$147,680	1.07%	Machinery - Tools & Rel Prods
Charles Schwab	25,000	$490,250	3.56%	Finance - Investment Bkrs
Sempra Energy	3,000	$159,390	1.16%	Utility - Gas Distribution
Spectra Energy	3,000	$69,330	0.50%	Oil & Gas - Prods/Pipeline
Staples	6,000	$133,500	0.97%	Office Equip & Supplies
3Com	30,000	$98,700	0.72%	Computer - Local Networks
Trimble Navigation Ltd.	14,000	$382,760	2.78%	Instruments - Elec Measuring
UAL	5,500	$166,650	1.21%	Transportation - Airline
United Parcel Service, Class B	2,500	$175,600	1.27%	Transportation - Services
US Treasury Bill Due 04/17/2008	2,000,000	$1,991,733	14.46%
VCA Antech	8,000	$256,880	1.86%	Medical - Hospitals
Washington Banking	6,250	$91,399	0.66%	Banks - West
Washington Mutual	6,750	$99,900	0.73%	Banks - West
Red Lion Hotels	21,000	$168,210	1.22%	Hotels & Motels
Weyerhaeuser	4,200	$257,040	1.87%	Buildg Prods - Wood
John Wiley & Sons, Class A	5,000	$182,400	1.32%	Publishing - Books
Noble	8,000	$393,200	2.85%	Oil & Gas - Offshore Drillng

	TOTAL	$13,778,810

Saturna Investment Trust, Sextant International Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AudioCodes Ltd.	8,000	$33,840	0.27%	Telecommunctns - Equip
Aegon NV	5,204	$77,279	0.61%	Insurance - Multi Line
Air France-KLM ADR	4,000	$108,560	0.85%	Transportation - Airline
America Movil SAB de CV ADS	6,000	$362,760	2.85%	Telecommunctns - Cellular
American Oriental Bioengineering	15,000	$149,700	1.17%	Medical - Biomed/Genetics
Anglo American PLC ADR	6,825	$216,489	1.70%	Metal Ores - Gold
Australia & New Zealand Banking	1,000	$100,000	0.78%	Banks - Foreign
AXA ADS	4,200	$141,372	1.11%	Banks - Foreign
BASF AG ADS	1,700	$214,880	1.69%	Chemicals - Diversified
BCE	5,490	$198,738	1.56%	Telecommunctns - Equip
Banco Bilbao Vizcaya Argentaria SA	7,500	$153,825	1.21%	Banks - Foreign
CRH PLC ADS	4,000	$150,400	1.18%	Building - Cement/Concrete/Ag
Cadbury Schweppes PLC ADS	4,000	$179,400	1.41%	Food - Confectionery
Canadian Pacific Railway Ltd.	3,200	$234,208	1.84%	Transportation - Rail
Canon ADS	3,300	$148,038	1.16%	Office Automation
China Mobile ADS	2,750	$205,205	1.61%	Telecommunctns - Cellular
Coca-Cola Femsa SAB de CV ADS	4,300	$225,492	1.77%	Beverages - Soft Drink
Companhia Vale do Rio Doce ADR	6,000	$209,040	1.64%	Metal Prods - Fabrication
Dassault Systems SA ADR	3,000	$162,810	1.28%	Computer - Software
Empresa Brasileira de Aeronautica	4,400	$195,008	1.53%	Aerospace - Aircraft
EnCana	3,000	$228,630	1.79%	Oil & Gas - Canadn Integrated
Enel ADS	2,500	$133,500	1.05%	Utility - Electric Power
Enersis SA ADS	9,000	$141,930	1.11%	Utility - Electric Power
Epcos AG ADS	2,500	$35,125	0.28%	Elec Components - Misc
51job ADR	8,000	$145,200	1.14%	Business Services
GlaxoSmithKline PLC ADS	3,000	$131,730	1.03%	Medical - Drugs
Infineon Technologies AG ADR	5,000	$40,350	0.32%	Elec Components - Semicondtrs
ING Groep NV ADS	4,000	$133,240	1.05%	Insurance - Multi Line
James Hardie Industries NV ADS	3,000	$82,620	0.65%	Building - Resident/Commercl
Korea Electric Power ADS	10,000	$173,100	1.36%	Utility - Electric Power
LAN Airlines SA ADS	17,500	$234,150	1.84%	Transportation - Airline
Metso ADS	2,100	$108,150	0.85%	Paper & Paper Products
Mitsubishi UFJ Financial Group ADR	10,000	$88,100	0.69%	Banks - Foreign
Nidec ADR	5,000	$82,400	0.65%	Machinery - Electrical
Nissan Motor Ltd. ADS	5,500	$99,000	0.78%	Auto/Truck - Mfg Foreign
Nomura Holdings ADR	10,000	$156,600	1.23%	Finance - Investment Bkrs
Norsk Hydro ASA ADS	6,000	$84,000	0.66%	Oil & Gas - Intl Integrated
Novartis AG ADR	3,000	$147,450	1.16%	Medical - Drugs
Orient-Express Hotels Ltd., Class A	5,000	$270,850	2.13%	Hotels & Motels
Pearson PLC ADS	7,000	$92,680	0.73%	Publishing - Books
PT Indosat Tbk. ADR	2,500	$92,875	0.73%	Utility - Telephone
Petro-Canada	3,200	$153,728	1.21%	Oil & Gas - Canadn Integrated
Potash Corp. of Saskatchewan	3,000	$476,700	3.74%	Fertilizers
Repsol YPF ADS	3,500	$120,785	0.95%	Oil & Gas - Intl Integrated
Rio Tinto PLC ADS	750	$340,838	2.67%	Metal Ores - Misc
Ritchie Bros. Auctioneers	3,000	$214,830	1.69%	Building - Heavy Const
SK Telecom Ltd. ADR	5,000	$112,000	0.88%	Telecommunctns - Services
Satyam Computer Services ADR	6,000	$149,880	1.18%	Computer - Software
Shire PLC ADR	2,000	$116,880	0.92%	Medical - Drugs
Sony ADS	3,000	$141,630	1.11%	Audio/Video Home Products
StatoilHydo ASA ADS	5,173	$157,983	1.24%	Oil & Gas - Intl Integrated
Telecom Corp. New Zealand Ltd. ADS	3,555	$54,214	0.43%	Utility - Telephone
Telefonica SA ADS	3,200	$277,568	2.18%	Utility - Telephone
Telefonos de Mexico, Class L ADS	5,000	$166,000	1.30%	Utility - Telephone
Telus	3,000	$134,100	1.05%	Telecommunctns - Services
Tenaris SA ADR	2,500	$111,125	0.87%	Steel - Pipe & Tubes
Toronto-Dominion Bank	2,400	$160,872	1.26%	Banks - Foreign
TOTAL SA ADS	2,600	$196,014	1.54%	Oil & Gas - Intl Integrated
Transportadora de Gas del Sur SA	1,500	$7,080	0.06%	Utility - Gas Distribution
US Treasury Bill	1,000,000	$997,010	7.82%
US Treasury Bill Due 04/17/2008	2,000,000	$1,991,733	15.63%
UPM-Kymmene Oyj ADS	3,500	$59,850	0.47%	Paper & Paper Products
Votorantim Celulose e Papel SA ADS	8,000	$251,680	1.98%	Paper & Paper Products
Copa Holdings SA	5,000	$180,550	1.42%	Transportation - Airline

	TOTAL	$12,741,774

Saturna Investment Trust, Sextant Core Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	900	$31,347	0.85%	Telecommunctns - Services
Adobe Systems	800	$26,920	0.73%	Computer - Software
Alcoa	1,400	$51,996	1.41%	Metal Ores - Non Ferrous
Anglo American PLC ADR	1,119	$35,495	0.96%	Metal Ores - Gold
Apple	500	$62,510	1.70%	Computer - Mini/Micro
Australia & New Zealand Banking	350	$35,000	0.95%	Banks - Foreign
BASF AG ADS	200	$25,280	0.69%	Chemicals - Diversified
Berkley WR Corp	100,000	$103,112	2.80%	Insurance - Propt/Casul/Title
Berkshire Hathaway Financial	85,000	$88,395	2.40%	Insurance - Multi Line
BHP Billiton Ltd. ADS	650	$47,567	1.29%	Metal Ores - Non Ferrous
Black & Decker Corp.	350	$24,070	0.65%	Tools - Hand Held
CRH PLC ADS	600	$22,560	0.61%	Building - Cement/Concrete/Ag
CSX Corp.	95,000	$101,572	2.76%	Transportation - Rail
Canadian National Railway	800	$42,224	1.15%	Transportation - Rail
Canon ADS	600	$26,916	0.73%	Office Automation
China Mobile ADS	500	$37,310	1.01%	Telecommunctns - Cellular
Chubb	750	$38,175	1.04%	Insurance - Propt/Casul/Title
ConocoPhillips	750	$62,033	1.68%	Oil & Gas - U S Integrated
Duke Realty	400	$9,168	0.25%	Real Estate - Equity REITs
Enel ADS	600	$32,040	0.87%	Utility - Electric Power
FPL Group	600	$36,174	0.98%	Utility - Electric Power
Federal Home Loan Bank	100,000	$100,760	2.73%	Finance - Mrtg & R.E. Service
Fedex	400	$35,252	0.96%	Transportation - Air Freight
Freeport-McMoRan Copper & Gold,	200	$20,172	0.55%	Metal Ores - Misc
Frontier Financial	3,000	$44,940	1.22%	Banks - West
Genentach Inc	150,000	$154,843	4.20%	Medical - Drugs
General Electric Capital Corp	100,000	$107,256	2.91%	Finance - Services
General Mills	1,000	$55,990	1.52%	Food - Misc Preparation
GlaxoSmithKline PLC ADS	500	$21,955	0.60%	Medical - Drugs
Harris	550	$26,857	0.73%	Telecommunctns - Equip
Hewlett-Packard	1,000	$47,770	1.30%	Computer - Mini/Micro
Honeywell International	850	$48,909	1.33%	Diversified Operations
IDACORP	900	$26,820	0.73%	Utility - Electric Power
ING Groep NV ADS	400	$13,324	0.36%	Insurance - Multi Line
Johnson & Johnson	700	$43,372	1.18%	Medical - Supplies
Kimberly-Clark	625	$40,738	1.11%	Paper & Paper Products
LAN Airlines SA ADS	3,000	$40,140	1.09%	Transportation - Airline
Eli Lilly	650	$32,513	0.88%	Medical - Drugs
Lowe's Companies	900	$21,573	0.59%	Buildg Prods - Retail/Whlsle
McGraw-Hill	1,000	$40,930	1.11%	Publishing - Books
Motorola Inc.	100,000	$81,812	2.22%	Telecommunctns - Equip
Nike, Class B	900	$54,180	1.47%	Shoes & Related Apparel
Nomura Holdings ADR	700	$10,962	0.30%	Finance - Investment Bkrs
Norsk Hydro ASA ADS	2,000	$28,000	0.76%	Oil & Gas - Intl Integrated
Novartis AG ADR	300	$14,745	0.40%	Medical - Drugs
Novo Nordisk A/S ADS	400	$27,348	0.74%	Medical - Drugs
Nucor	800	$51,656	1.40%	Steel - Producers
Orient-Express Hotels Ltd., Class A	1,000	$54,170	1.47%	Hotels & Motels
Panamerican Beverages (KOF)	94,000	$98,309	2.67%	Beverages - Soft Drink
Parker Hannifin	450	$29,084	0.79%	Instruments - Control
Pearson PLC ADS	2,100	$27,804	0.75%	Publishing - Books
PepsiCo	1,000	$69,560	1.89%	Beverages - Soft Drink
Petro-Canada	800	$38,432	1.04%	Oil & Gas - Canadn Integrated
Pfizer	1,900	$42,332	1.15%	Medical - Drugs
Praxair	700	$56,196	1.53%	Chemicals - Specialty
Procter & Gamble	900	$59,562	1.62%	Cosmetics & Toiletries
RPM International	1,000	$20,910	0.57%	Buildg Prods - Retail/Whlsle
Rockwell Collins	400	$23,560	0.64%	Aerospace - Equipment
Staples	90,000	$99,137	2.69%	Office Equip & Supplies
StatoilHydo ASA ADS	603	$18,416	0.50%	Oil & Gas - Intl Integrated
Taiwan Semiconductor ADS	1,507	$14,678	0.40%	Elec Components - Semicondtrs
Telefonica SA ADS	500	$43,370	1.18%	Utility - Telephone
Telefonos de Mexico, Class L ADS	1,200	$39,840	1.08%	Utility - Telephone
3M	600	$47,040	1.28%	Diversified Operations
Tomkins PLC ADS	750	$10,118	0.27%	Diversified Operations
Toronto-Dominion Bank	550	$36,867	1.00%	Banks - Foreign
Toyota Motor ADS	200	$21,710	0.59%	Auto/Truck - Mfg Foreign
Unilever PLC ADS	1,600	$50,368	1.37%	Food - Misc Preparation
US T Bond 5.25% 11/15/28	187,000	$208,549	5.66%	U S Government
US T-Note	110,000	$114,323	3.10%	U S Government
US T-Note 4.875% 5/31/08	98,000	$98,704	2.68%	U S Government
US T-Note 4.50% 11/30/11	98,000	$106,307	2.88%	U S Government
United Technologies	525	$37,018	1.00%	Aerospace - Equipment
UnitedHealth Group	1,000	$46,480	1.26%	Medical - Hlth Maint Orgs
Noble	800	$39,320	1.07%	Oil & Gas - Offshore Drillng

	TOTAL	$3,684,840

Saturna Investment Trust Sextant Short-Term Bond Fund

Corporate Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Astrazeneca PLC	125,000	$133,611	4.84%	9/15/12	Medical - Drugs
Berkshire Hathaway Financial	100,000	$104,859	3.80%	5/15/15	Insurance - Multi Line
Caterpillar Inc.	100,000	$106,256	3.85%	9/15/09	Machinery - Const/Mining
Fed Home Loan Mtg Corp	150,000	$149,923	5.43%	2/13/15	Finance - Mrtg & R.E. Service
Federal Farm Credit Bank	200,000	$207,111	7.50%	6/5/13	Agricultural Operations
Federal National Mortgae Assoc.	120,000	$126,077	4.56%	2/23/10	Finance - Mrtg & R.E. Service
Fortune Brands	120,000	$121,070	4.38%	1/15/11	Beverages - Alcoholic
General Electric Capital Corp	100,000	$104,523	3.78%	10/19/12	Diversified Operations
Halliburton Co.	132,000	$139,899	5.07%	10/15/10	Oil & Gas - Field Services
HSBC Finance Corp. (Household Finc)	100,000	$105,049	3.80%	10/15/11	Finance - Consumer Loans
IBM Corporation	135,000	$142,156	5.15%	10/22/12	Advertising
International Lease Finance (AIG)	125,000	$126,907	4.59%	4/15/10	Finance - Leasing Cos
Lehman Brothers Holdings	100,000	$101,913	3.69%	4/25/11	Finance - Investment Bkrs
Marathon Oil	120,000	$128,988	4.67%	7/1/12	Oil & Gas - U S Integrated
ConocoPhillips Co	100,000	$112,140	4.06%	5/25/10	Oil & Gas - Intl Integrated
Scottish Power PLC	100,000	$102,952	3.73%	3/15/10	Utility - Electric Power
TJ X Companies	95,000	$101,707	3.68%	12/15/09	Retail - Discount & Variety
US Treasury Note	200,000	$206,250	7.47%	6/15/09	U S Government
US Treasury Note	200,000	$209,734	7.59%	4/15/10	U S Government
Verizon New England Tel.	129,000	$128,111	4.64%	10/1/13	Utility - Telephone
WM Wrigley Jr Co.	100,000	$102,749	3.72%	7/15/10	Food - Confectionery

	TOTAL	$2,761,985

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Air Products & Chemicals	50,000	$67,695	2.14%	4/15/21	Chemicals - Specialty
Allstate Corp.	50,000	$56,786	1.79%	6/15/13	Insurance - Multi Line
Archer Daniels Midlands	100,000	$108,547	3.43%	2/1/31	Agricultural Operations
AutoZone Inc.	95,000	$93,025	2.94%	11/15/15	Auto Parts - Replacement
Avery Dennison Corp	95,000	$85,100	2.69%	1/15/33	Office Equip & Supplies
BHP Billiton Finance USA	125,000	$122,208	3.86%	12/15/15	Metal Ores - Misc
Baker Hughes Inc.	20,000	$20,429	0.64%	2/15/09	Oil & Gas - Field Services
Becton Dickinson Corp.	40,000	$42,807	1.35%	10/1/09	Medical - Supplies
Caterpillar INC	40,000	$47,462	1.50%	8/15/11	Machinery - Const/Mining
Cingular Wireless (AT&T)	140,000	$148,896	4.70%	12/15/31	Utility - Telephone
CitiCorp	50,000	$54,908	1.73%	10/15/11	Banks - Money Center
Comerica Bank	50,000	$50,790	1.60%	12/1/13	Banks - Midwest
Commonwealth Edison Corp.	50,000	$54,936	1.73%	7/1/13	Utility - Electric Power
Conagra Inc.	33,000	$36,146	1.14%	9/15/10	Food - Misc Preparation
Dayton Hudson Corp. (Target Stores)	50,000	$59,066	1.86%	1/1/11	Retail - Discount & Variety
Dean Witter Discovery & Company	50,000	$54,124	1.71%	10/15/13	Finance - Investment Bkrs
Deere & Co.	95,000	$118,738	3.75%	5/15/30	Machinery - Farm
Federal Home Loan Mtge Corp	100,000	$100,012	3.16%	8/26/19	Finance - Mrtg & R.E. Service
Federal Farm Credit Bank	150,000	$156,307	4.93%	8/15/21	Real Estate - Operations
Federal National Mtge Assoc.	100,000	$100,034	3.16%	4/10/15	Housing
Federal Nat Mortgage Assoc	150,000	$152,359	4.81%	11/28/17	Finance - Mrtg & R.E. Service
Florida Power & Light	100,000	$101,167	3.19%	10/1/33	Utility - Electric Power
General Electric Capital Corp	60,000	$69,390	2.19%	5/15/12	Finance - Leasing Cos
Heinz H. J. Co.	75,000	$79,129	2.50%	3/15/12	Food - Misc Preparation
Hershey Foods Co.	50,000	$56,297	1.78%	8/15/12	Food - Confectionery
Lowe's Companies	50,000	$55,830	1.76%	6/1/10	Buildg Prods - Retail/Whlsle
Masco	60,000	$68,029	2.15%	8/15/13	Buildg Prods - Miscellaneous
May Dept. Stores	50,000	$52,628	1.66%	7/15/12	Retail - Major Dept Strs
Norwest Financial	50,000	$52,289	1.65%	7/15/09	Banks - Midwest
Paine Webber Group	50,000	$58,620	1.85%	2/15/14	Finance - Investment Bkrs
Pharmacia (PFE)	100,000	$115,674	3.65%	12/1/18	Medical - Drugs
Phillips Electronics Corp	75,000	$81,356	2.57%	8/15/13	Electronics - Misc Products
Progressive	75,000	$82,003	2.59%	10/1/13	Insurance - Propt/Casul/Title
St. Pauls Travelers Insurance	125,000	$127,913	4.04%	12/1/15	Insurance - Propt/Casul/Title
Sempra Energy Corp	50,000	$54,348	1.72%	3/1/10	Utility - Gas Distribution
Southwest Airlines	75,000	$78,444	2.48%	3/1/12	Transportation - Airline
US T Note 5.25% 2/15/2029	145,000	$161,800	5.11%	2/15/29	U S Government
Wal-Mart Stores	45,000	$52,083	1.64%	6/1/13	Retail - Discount & Variety
XL Capital (Europe)	90,000	$91,446	2.89%	1/15/12	Insurance - Propt/Casul/Title

	TOTAL	$3,168,821

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municipal Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Ada & Canyon JSD #2 Meridian	50,000	$55,285	0.57%	7/30/15	Schools
Ada & Canyon JSD #2 Meridian	165,000	$169,325	1.76%	8/15/20	General Obligations
Ada & Canyon JSD #2 Merdian	155,000	$158,376	1.64%	8/15/21	General Obligations
Washington & Adams Co.s JSDC # 432	100,000	$95,054	0.99%	8/15/19	General Obligations
Bingham Co. Id. SCD # 55 Blackfoot	285,000	$291,712	3.03%	8/1/17	General Obligations
Blackfoot ID COP Series 2000	135,000	$140,442	1.46%	9/1/18	Utility - Waste Mangmt
Blaine County Idaho Series A	150,000	$133,977	1.39%	8/1/23	General Obligations
Boise Co. ID SD # 73 Horseshoe Bend	125,000	$126,085	1.31%	7/31/10	Schools
Boise City ID Gen Fund Rev	160,000	$164,691	1.71%	12/1/17	Finance - Services
Boise City ID Gen Fund Rev	100,000	$102,721	1.07%	12/1/18	Finance - Services
Boise State University Rev.'s Ref A	295,000	$303,841	3.16%	4/1/19	State Education
Boise CIty Urb Ren Lease Rev	160,000	$162,880	1.69%	8/15/20	Real Estate - Development
Boise City Urb Ren Agy Lease Rev	90,000	$90,496	0.94%	8/15/21	Real Estate - Development
Bonneville & Bingham Co ID SCD 93	150,000	$151,718	1.58%	9/15/16	General Obligations
Bonneville & Bingham Co JSD #93 GO	150,000	$150,284	1.56%	9/15/17	General Obligations
Boundary Co. ID SCD 101	130,000	$140,027	1.45%	8/1/22	General Obligations
Caldwell ID GO	150,000	$155,294	1.61%	5/15/14	General Obligations
Canyon Co. ID SCD # 131 Nampa	325,000	$330,918	3.44%	8/15/19	Schools
Canyon Co. ID SCD # 131 Nampa	105,000	$105,126	1.09%	8/15/23	General Obligations
Canyon Co. ID SD #134 Middleton	170,000	$173,494	1.80%	7/31/16	General Obligations
Canyon Co. Id SD #139 Vallivue	350,000	$313,670	3.26%	9/15/25	Schools
Fremont & Madison JSD 215 St. Antho	200,000	$191,134	1.99%	8/15/19	General Obligations
Idaho Bond Bank Authority Rev	135,000	$121,856	1.27%	9/1/22	Pollution Control - Servcs
Idaho Bond Bank Authority	250,000	$244,095	2.54%	9/15/26	Utility - Water Supply
Idaho Bond Bank Authority	75,000	$66,831	0.69%	9/15/23	Utility - Waste Mangmt
Idaho Falls ID Electric	140,000	$159,698	1.66%	4/1/19	Utility - Electric Power
Idaho Health Facs Auth Rev Ref.	110,000	$111,460	1.16%	12/1/14	Medical - Hospitals
Idaho Health Facs Auth Corp	115,000	$114,399	1.19%	12/1/22	Medical - Hospitals
Idaho Housing Agency	5,000	$4,975	0.05%	7/1/11	Housing
Idaho Housing & Finance Assoc.	100,000	$99,853	1.04%	6/1/17	Schools
Idaho State Building Authority	95,000	$95,070	0.99%	9/1/18	Real Estate - Development
Idaho State Building Authority	100,000	$100,070	1.04%	9/1/21	Real Estate - Development
Idaho State Building Authority	110,000	$103,215	1.07%	9/1/23	Building - Resident/Commercl
Idaho State University Ref & Impt	150,000	$150,975	1.57%	4/1/17	State Education
Idaho State University Rev.	220,000	$207,339	2.15%	4/1/24	State Education
Jefferson & Madison SCD 251 Rigby	100,000	$88,671	0.92%	9/1/24	General Obligations
Jerome ID Urban Renewal District	200,000	$201,186	2.09%	9/1/13	Real Estate - Development
Jerome Lincoln Gooding Co's JSC 261	125,000	$118,124	1.23%	9/15/18	General Obligations
Jerome Lincoln Gooding Co's JSD 261	250,000	$253,960	2.64%	9/15/22	General Obligations
Kootenai-Shonshone Area Librarys	220,000	$209,821	2.18%	8/1/21	General Obligations
Latah Nez Perce Clearwater JSD 283	190,000	$175,976	1.83%	8/15/27	General Obligations
Lemhi County ID GO	100,000	$101,548	1.05%	8/1/15	General Obligations
Madison CO ID Hospital COP	105,000	$107,022	1.11%	12/1/18	Medical - Hospitals
Madison Co. Id SCD # 321 Rexburg	160,000	$147,120	1.53%	8/15/24	General Obligations
Madison Co. SD # 321 Rexburg UTGO	250,000	$224,633	2.33%	8/15/26	Schools
Meridian ID Free Library District	100,000	$100,565	1.04%	8/1/15	General Obligations
Minidoka & Jerome JSD # 331	75,000	$73,463	0.76%	8/15/18	General Obligations
Minidoka & Jerome JSD # 331	75,000	$70,496	0.73%	8/15/20	General Obligations
Minidoka & Jerome JSD # 331	160,000	$140,045	1.45%	8/15/25	General Obligations
Nampa Idaho Series B	200,000	$204,838	2.13%	8/1/20	General Obligations
Nez Perce County (Jail) 2007 COP	150,000	$139,907	1.45%	2/1/21	Municipal Leases
Owyhee & Canyon Co SD 370 Homedale	160,000	$167,067	1.74%	8/15/16	Schools
Owyhee & Elmore SD 365 Grandview	350,000	$310,996	3.23%	8/15/27	Schools
Payette Co ID SCD #373	100,000	$101,245	1.05%	9/15/24	Schools
Pocatello ID. Water Revenue	350,000	$313,747	3.26%	2/1/26	Utility - Water Supply
Post Falls LID 2004-1	300,000	$300,558	3.12%	5/1/21	Real Estate - Development
Troy ID Sewer System	20,000	$19,909	0.21%	2/1/09	Utilities - Sewer
Troy ID Sewer System	20,000	$19,883	0.21%	2/1/10	Utilities - Sewer
University of Idaho Rev.s	200,000	$199,992	2.08%	4/1/19	State Education
University of Idaho Rev's	160,000	$157,715	1.64%	4/1/20	State Education
Valley & Adams JSD # 421 McCall	135,000	$127,711	1.33%	8/1/22	General Obligations
Valley & Adams Co.'s JSD 421	290,000	$265,156	2.75%	8/1/24	Schools

	TOTAL	$9,627,736

Fair Value Measurments Disclosure:

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007 (March 30, 2007 for Core Fund). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liabilityin an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 29, 2008 in valuing the Funds' investments carried at value:

LEVEL	VALUATION INPUTS	INVESTMENTS IN SECURITIES
		STBFX	SBFIX	SCORX	SSGFX	SSIFX	NITEX
LEVEL 1	Quoted Prices	$-	$-	$2,133,482	$11,787,077	$9,151,026	$-
LEVEL 2	Other Significant Observable Inputs	$2,761,985	$3,168,821	$1,551,358	$1,991,733	$3,590,748	$9,627,736
LEVEL 3	Significant Unobservable Inputs	$-	$-	$-	$-	$-	$-
TOTAL		$2,761,985	$3,168,821	$3,684,840	$13,778,810	$12,741,774	$9,627,736

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On April 3, 2008, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: November 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: November 3, 2008

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: November 3, 2008